Long-term investments - Investments (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Long-Term Investments [Abstract]
Equity method investments	¥ 198,468,000			¥ 252,407,000
Equity securities	21,985,000			48,580,000
Total long-term investments	220,453,000		$ 30,335	¥ 300,987,000
Impairment loss recognized	¥ 6,446,000	¥ 0